Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
19.          Income Taxes
Income before income taxes is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2024	2023	2022
United Kingdom	$76.1	$1,687.4	$72.6
Bermuda	67.0	341.2	(0.3)
Republic of Ireland	(6.7)	18.6	3.9
Belgium	—	—	3.9
Total	$136.4	$2,047.2	$80.1
United Kingdom
FIHL, FUL and FSL are tax resident in the U.K. and are subject to relevant taxes in the U.K. The U.K. rate of corporation tax increased from 19% to 25% from April 1, 2023. Deferred tax assets at December 31, 2024 have been measured at 25% (December 31, 2023: 25%).
The 2023 tax year is open to examination in the U.K.
Bermuda
Under current Bermuda law, FIBL is not required to pay any taxes in Bermuda on its income or capital gains. The impact of this is included within ‘Impact of differences in tax rates’ as set out in the reconciliation of the difference between the reported income tax (expense)/benefit and expected income tax (expense)/benefit below. On December 27, 2023, the Government of Bermuda passed legislation enacting the Corporate Income Tax Act 2023, which applies a 15% corporate income tax to Bermuda businesses that are part of a multinational enterprise group with annual revenue of €750 million or more, effective on or after January 1, 2025. The Act also includes a provision for an economic transition adjustment (“ETA”), which intends to provide a fair and equitable transition into the tax regime through establishing a fair value tax basis in certain assets and liabilities and resulted in a deferred tax benefit for the Group of $90.0 million for the year ended December 31, 2023.
In January 2025, The Organisation for Economic Cooperation and Development (the “OECD”) published administrative guidance in respect of measures proposed and implemented by certain jurisdictions because of Pillar 2. This guidance states that the deferred tax asset recognized in respect of the Bermuda economic transition adjustment will not be considered to be a covered tax for the purposes of the Pillar 2 top-up tax calculation. The guidance provides a two-year grace period during which any tax charge (up to 20% of the total) will be considered to be a covered tax.
We continue to recognize the deferred tax asset in full based on current tax law in Bermuda.
Republic of Ireland
FIID is tax resident in the Republic of Ireland. In addition, FSL has elected for its Irish branch to not be subject to U.K. income taxes. Both FIID and the Irish Branch of FSL are subject to Irish corporation tax on their trading profits at a rate of 12.5%.
The 2020 to 2023 tax years are open to examination in Ireland.
The Group income tax (expense)/benefit for the years ended December 31, 2024, 2023, and 2022 was as follows:

	2024	2023	2022
Current tax expense (excluding Pillar Two top-up tax)	$(8.8)	$(1.2)	$(28.2)
Deferred tax (expense)/benefit (excluding rate change)	(9.8)	86.2	10.4
Rate change on deferred tax	—	0.3	—
Pillar Two top-up tax expense	(4.5)	—	—
Income tax (expense)/benefit	$(23.1)	$85.3	$(17.8)

	2024	2023	2022
Income tax (expense)/benefit allocated to net income	$(23.1)	$85.3	$(17.8)
Income tax (expense)/benefit allocated to other comprehensive income	(2.8)	(9.7)	8.1
Total income tax (expense)/benefit allocated to comprehensive income	$(25.9)	$75.6	$(9.7)

	2024
	Income/(loss) before income taxes	Current tax expense	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$76.1	$(13.3)	$(10.0)	$(23.3)
Bermuda	67.0	—	—	—
Republic of Ireland	(6.7)	—	0.2	0.2
Total	$136.4	$(13.3)	$(9.8)	$(23.1)

	2023
	Income before income taxes	Current tax benefit/(expense)	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3

	2022
	Income/(loss) before income taxes	Current tax expense	Deferred tax (expense)/benefit	Total income tax expense
United Kingdom	$72.6	$(25.4)	$10.6	$(14.8)
Bermuda	(0.3)	—	—	—
Republic of Ireland	3.9	(0.4)	(0.2)	(0.6)
Belgium	3.9	(2.4)	—	(2.4)
Total	$80.1	$(28.2)	$10.4	$(17.8)
The effective tax rate for the Group is 16.9% (2023: (4.2)%, 2022: 22.2%).
A reconciliation of the difference between reported income tax (expense)/benefit and the expected income tax (expense)/benefit at the average U.K. statutory income tax rate for the years ended December 31, 2024, 2023 and 2022 is provided below. The expected income tax (expense)/benefit has been calculated using income before income taxes multiplied by the U.K. statutory income tax rate, the income tax rate in FIHL’s country of tax residence.

	2024	2023	2022
Expected income tax expense at the weighted average U.K. income tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	$(34.1)	$(481.6)	$(14.6)
Reconciling items
Disallowable expenses	(2.4)	(2.2)	(7.1)
Net gain on distribution of The Fidelis Partnership not subject to income taxes	—	394.1	—
Enactment of Bermuda income tax	—	90.0	—
Other income not subject to income taxes	0.9	0.3	0.3
Adjustments in respect of prior year	1.1	2.3	0.1
Effects of changes to U.K. tax rates	—	0.3	—
Impact of differences in tax rates	15.9	82.3	2.8
Foreign currency transactions	—	(0.2)	0.7
Pillar Two top-up tax	(4.5)	—	—
Income tax (expense)/benefit	$(23.1)	$85.3	$(17.8)
The components of the Group’s net deferred tax asset at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Intangible assets	$104.4	$104.4
Net operating loss carryforwards	27.5	37.6
Other temporary differences	2.9	3.4
Share-based compensation	2.4	1.3
Reserves for losses and loss adjustment expenses	9.1	9.1
Corporate interest restriction carryforwards	—	0.1
Total deferred tax assets	146.3	155.9
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	(23.5)
Fixed assets	(1.7)	(1.2)
Total deferred tax liabilities	(25.2)	(24.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$118.9	$129.0
The operating loss carryforwards comprise $98.5 million (2023: $149.0 million) arising in the U.K and $5.5 million (2023: $nil) arising in the Republic of Ireland. There is no expiry date for the losses. In addition to the operating loss carryforwards, there is a corporate interest rate restriction carryforward of $nil in the U.K. (2023: $0.4 million). There is no expiry date for the corporate interest rate restriction. A valuation allowance of $2.2 million (2023: $2.2 million) has been made against certain loss carryforwards in the U.K. as the Group considers that it is more likely than not that these will not be recovered against future income. The Group’s valuation allowance assessment is based on all available information including projections of future taxable income from each tax-
paying entity in each tax jurisdiction. Pursuant to the 2023 enactment of the Bermuda corporate income tax and ETA, FIBL recorded a net deferred tax asset of $90.0 million for the year ended December 31, 2023. Based on current tax law, the ETA deferred tax asset is expected to be utilized over a fifteen year period, with 99% of the deferred tax asset utilized by December 31, 2034.
The Group has not recognized a deferred tax liability with respect to the undistributed earnings of FIBL or FIID as neither withholding taxes nor other incomes taxes are expected to apply to any distributions from those entities.
The Group paid and accrued interest payments totaling $nil for the year ended December 31, 2024 (2023: $nil, 2022: $nil).
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2024	2023
Balance, beginning of year	$75.0	$—
Additions based on tax positions related to the current year	—	75.0
Balance, end of year	$75.0	$75.0
Included in the balance of unrecognized tax benefits at December 31, 2024 is $75.0 million (2023: $75.0 million) of tax benefits, that if recognized, would reduce the effective tax rate.